UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07917

Wilshire Variable Insurance Trust
(Exact name of registrant as specified in charter)

Wilshire Associates Incorporated
1299 Ocean Avenue, Suite 700
Santa Monica, CA 90401-1085
 (Address of principal executive offices) (Zip code)

Jason A. Schwarz, President
1299 Ocean Avenue, Suite 700
Santa Monica, CA 90401-1085
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 310-451-3051

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1. Schedule of Investments

Wilshire Variable Insurance Trust Schedules of Investments	September 30, 2016 (Unaudited)

	2015 Fund
Shares		Value

AFFILIATED REGISTERED INVESTMENT COMPANIES - 84.7%
1,054,553	Wilshire Income Opportunities Fund, Institutional Class (a)	$11,093,901
497,543	Wilshire International Equity Fund, Institutional Class	4,607,251
85,632	Wilshire Large Company Growth Portfolio, Institutional Class (a)	3,567,444
210,517	Wilshire Large Company Value Portfolio, Institutional Class	4,155,609
23,452	Wilshire Small Company Growth Portfolio, Institutional Class (a)	639,531
26,835	Wilshire Small Company Value Portfolio, Institutional Class	622,842

Total Affiliated Registered Investment Companies - 84.7%
(Cost $23,650,285)		24,686,578

EXCHANGE TRADED FUND - 14.9%
51,635	Vanguard Total Bond Market ETF	4,344,569

Total Exchange Traded Fund - 14.9%
(Cost $4,225,633)		4,344,569

SHORT-TERM INVESTMENT - 0.9%
268,717	Northern Trust Institutional Government Select Portfolio, Institutional Class, 0.240%(b)	268,717

Total Short-Term Investment - 0.9%
(Cost $268,717)		268,717

Total Investments - 100.5%
(Cost $28,144,635)†		29,299,864
Other Assets & Liabilities, Net - (0.5)%		(133,914)
NET ASSETS - 100.0%		$29,165,950

	2025 Fund
Shares		Value

AFFILIATED REGISTERED INVESTMENT COMPANIES - 88.5%
1,687,782	Wilshire Income Opportunities Fund, Institutional Class (a)	$17,755,467
1,412,941	Wilshire International Equity Fund, Institutional Class	13,083,838
248,705	Wilshire Large Company Growth Portfolio, Institutional Class (a)	10,361,063
613,939	Wilshire Large Company Value Portfolio, Institutional Class	12,119,153
49,004	Wilshire Small Company Growth Portfolio, Institutional Class (a)	1,336,326
56,104	Wilshire Small Company Value Portfolio, Institutional Class	1,302,163

Total Affiliated Registered Investment Companies - 88.5%
(Cost $53,556,155)		55,958,010

EXCHANGE TRADED FUND - 10.6%
79,710	Vanguard Total Bond Market ETF	6,706,799

Total Exchange Traded Fund - 10.6%
(Cost $6,548,881)		6,706,799

SHORT-TERM INVESTMENT - 0.9%
567,310	Northern Trust Institutional Government Select Portfolio, Institutional Class, 0.240%(b)	567,310

Total Short-Term Investment - 0.9%
(Cost $567,310)		567,310

Total Investments - 100.0%
(Cost $60,672,346)†		63,232,119
Other Assets & Liabilities, Net - (0.0)%		(11,160)
NET ASSETS - 100.0%		$63,220,959

Wilshire Variable Insurance Trust Schedules of Investments	September 30, 2016 (Unaudited)

	2035 Fund
Shares		Value

AFFILIATED REGISTERED INVESTMENT COMPANIES - 93.5%
1,177,939	Wilshire Income Opportunities Fund, Institutional Class (a)	$12,391,918
2,492,499	Wilshire International Equity Fund, Institutional Class	23,080,544
388,446	Wilshire Large Company Growth Portfolio, Institutional Class (a)	16,182,640
941,373	Wilshire Large Company Value Portfolio, Institutional Class	18,582,702
95,589	Wilshire Small Company Growth Portfolio, Institutional Class (a)	2,606,718
109,483	Wilshire Small Company Value Portfolio, Institutional Class	2,541,106

Total Affiliated Registered Investment Companies - 93.5%
(Cost $72,001,298)		75,385,628

EXCHANGE TRADED FUND - 5.6%
53,424	Vanguard Total Bond Market ETF	4,495,096

Total Exchange Traded Fund - 5.6%
(Cost $4,418,915)		4,495,096

SHORT-TERM INVESTMENT - 0.9%
748,581	Northern Trust Institutional Government Select Portfolio, Institutional Class, 0.240%(b)	748,581

Total Short-Term Investments - 0.9%
(Cost $748,581)		748,581

Total Investments - 100.0%
(Cost $77,168,794)†		80,629,305
Other Assets & Liabilities, Net - 0.0%		25,179
NET ASSETS - 100.0%		$80,654,484

†	The federal tax cost and unrealized appreciation and depreciation at September 30, 2016 for each Fund is as follows:

Fund	Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation
2015 Fund	$28,144,635	$1,155,229	$-
2025 Fund	60,672,346	2,559,773	-
2035 Fund	77,168,794	3,460,511	-

(a)	Non-income producing security.
(b)	Rate shown is the 7-day effective yield as of September 30, 2016.

ETF — Exchange Traded Fund

As of September 30, 2016, the Funds’ investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended September 30, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended September 30, 2016, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the Wilshire Mutual Funds’ most recent semi-annual and annual financial statements.

Wilshire Variable Insurance Trust Schedules of Investments	September 30, 2016 (Unaudited)

The following is a summary of the transactions with affiliates for the period ended September 30, 2016:

Fund	Value as of June 30, 2016	Purchases	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Value as of September 30, 2016	Income Distributions	Capital Gain Distributions
2015 Fund
Wilshire Income Opportunities Fund	$10,578,842	$879,800	$(585,613)	$17,732	$203,140	$11,093,901	$-	$-
Wilshire International Equity Fund	5,181,776	52,496	(862,684)	5,515	230,148	4,607,251	-	-
Wilshire Large Company Growth Portfolio	3,847,786	56,655	(529,058)	22,445	169,616	3,567,444	-	15,926
Wilshire Large Company Value Portfolio	3,822,701	321,223	(148,881)	5,234	155,332	4,155,609	-	25,670
Wilshire Small Company Growth Portfolio	602,798	7,039	(21,380)	1,795	49,279	639,531	-	402
Wilshire Small Company Value Portfolio	588,237	18,169	(21,380)	1,157	36,659	622,842	509	11,532

2025 Fund
Wilshire Income Opportunities Fund	$16,328,180	$1,671,385	$(590,959)	$18,563	$328,298	$17,755,467	$-	$-
Wilshire International Equity Fund	14,619,929	194,064	(2,395,955)	14,222	651,578	13,083,838	-	-
Wilshire Large Company Growth Portfolio	10,657,058	195,932	(1,033,670)	44,265	497,478	10,361,063	-	45,876
Wilshire Large Company Value Portfolio	10,592,485	1,344,923	(273,001)	10,510	444,236	12,119,153	-	74,257
Wilshire Small Company Growth Portfolio	1,240,489	19,295	(29,033)	2,407	103,168	1,336,326	-	834
Wilshire Small Company Value Portfolio	1,210,647	42,392	(29,033)	1,617	76,540	1,302,163	1,056	23,930

2035 Fund
Wilshire Income Opportunities Fund	$10,262,689	$2,147,807	$(249,731)	$8,129	$223,024	$12,391,918	$-	$-
Wilshire International Equity Fund	23,598,340	456,699	(2,105,810)	15,486	1,115,829	23,080,544	-	-
Wilshire Large Company Growth Portfolio	16,806,847	393,928	(1,868,263)	78,117	772,011	16,182,640	-	70,930
Wilshire Large Company Value Portfolio	16,706,343	1,418,011	(250,135)	10,536	697,947	18,582,702	-	112,696
Wilshire Small Company Growth Portfolio	2,385,984	48,935	(32,679)	2,939	201,539	2,606,718	-	1,610
Wilshire Small Company Value Portfolio	2,328,922	93,552	(32,679)	2,060	149,251	2,541,106	2,039	46,229

For information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent semi-annual and annual financial statements.

Wilshire Variable Insurance Trust Wilshire Global Allocation Fund Schedule of Investments	September 30, 2016 (Unaudited)

Shares		Value

AFFILIATED REGISTERED INVESTMENT COMPANIES — 93.3%
13,067,723	Wilshire Income Opportunities Fund, Institutional Class (a)	$137,472,441
13,719,431	Wilshire International Equity Fund, Institutional Class	127,041,933
1,152,189	Wilshire Large Company Growth Portfolio, Institutional Class (a)	48,000,191
2,832,306	Wilshire Large Company Value Portfolio, Institutional Class	55,909,722
423,155	Wilshire Small Company Growth Portfolio, Institutional Class (a)	11,539,446
492,776	Wilshire Small Company Value Portfolio, Institutional Class	11,437,330

Total Affiliated Registered Investment Companies (Cost $397,352,801)		391,401,063

EXCHANGE TRADED FUND — 6.1%
764,824	Vanguard Total International Bond Index Fund, Institutional Shares	25,644,535

Total Exchange Traded Fund
(Cost $25,640,055)		25,644,535

SHORT-TERM INVESTMENT — 0.8%
3,457,928	Northern Trust Institutional Government Select Portfolio, Institutional Class, 0.240%(b)	3,457,928

Total Short-Term Investment
(Cost $3,457,928)		3,457,928
Total Investments- 100.2%
(Cost $426,450,784)†		420,503,526
Other Assets & Liabilities, Net - (0.2)%		(714,997)
NET ASSETS - 100.0%		$419,788,529

(a)	Non-income producing security.
(b)	Rate shown is the 7-day effective yield as of September 30, 2016.
†	At September 30, 2016, the tax basis cost of the Fund's investments was $426,450,784, and the unrealized appreciation and depreciation were $7,081,916 and $(13,029,174), respectively.

As of September 30, 2016, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended September 30, 2016, there have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period. For the period ended September 30, 2016, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the Wilshire Mutual Funds’ most recent semi-annual and annual financial statements.

Wilshire Variable Insurance Trust Wilshire Global Allocation Fund Schedule of Investments	September 30, 2016 (Unaudited)

The following is a summary of the transactions with affiliates for the period ended September 30, 2016:

Fund	Value as of June 30, 2016	Purchases	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value as of September 30, 2016	Income Distributions	Capital Gain Distributions
Wilshire Income Opportunities Fund	$123,218,153	$12,064,992	$(444,854)	$16,415	$2,617,735	$137,472,441	$-	$-
Wilshire International Equity Fund	134,722,838	14,555	(14,087,718)	(969,720)	7,361,978	127,041,933	-	-
Wilshire Large Company Growth Portfolio	53,790,284	6,113	(8,458,621)	(1,022,346)	3,684,761	48,000,191	-	220,280
Wilshire Large Company Value Portfolio	53,017,460	3,006,113	(2,328,872)	21,237	2,193,784	55,909,722	-	352,695
Wilshire Small Company Growth Portfolio	11,104,132	1,165	(503,544)	20,269	917,424	11,539,446	-	7,395
Wilshire Small Company Value Portfolio	11,015,419	10,474	(295,228)	(40,313)	746,978	11,437,330	9,517	215,711

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Item 2. Controls and Procedures

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 .

(b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wilshire Variable Insurance Trust

By (Signature and Title)	/s/ Jason A. Schwarz
Jason A. Schwarz, President

Date: November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jason A. Schwarz
Jason A. Schwarz, President

Date: November 29, 2016

By (Signature and Title)	/s/ Michael Wauters
Michael Wauters, Treasurer

Date: November 29, 2016